FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Disclosure of detailed information about financial instruments [text block]
Arauco’s financial instruments as of December 31, 2021 and as of December 31, 2020, are displayed in the table below. Regarding those instruments valued at an amortized cost, an estimation of their fair value is displayed for informational purposes.

Financial Instruments	December 2021		December 2020
Thousands of dollars	Carrying amount	Fair Value	Carrying amount	Fair Value
Financial assets at fair value through profit or loss (held for trading)	230,068	230,068	199,771	199,771
Derivatives (1)	—	—	29	29
Mutual funds (2)	230,068	230,068	199,742	199,742

Financial assets at amortized cost	1,783,643	1,783,643	1,625,235	1,625,235
Cash and cash equivalents (amortized cost)	781,032	781,032	864,972	864,972
Cash	529,076	529,076	357,453	357,453
Time deposits	251,956	251,956	507,519	507,519
Accounts Receivable (net)	994,261	994,261	753,987	753,987
Trade and other receivables	829,097	829,097	647,719	647,719
Lease receivable	27	27	147	147
Several debtors	32,542	32,542	18,694	18,694
Other receivables	46,218	46,218	55,325	55,325
Advance payments	86,377	86,377	32,102	32,102
Accounts receivable due from related parties	5,559	5,559	6,274	6,274
Other financial assets (3)	2,791	2,791	2	2

Hedging assets	13,599	13,599	30,714	30,714

Financial liabilities at amortized cost (4)	6,317,598	6,114,417	6,824,202	7,641,425
Bonds issued denominated in U.S. Dollars	3,392,010	3,161,062	3,519,027	3,970,081
Bonds issued denominated in U.F. (5)	1,034,023	1,024,721	1,188,917	1,458,106
Bank Loans in U.S. Dollars	454,652	463,308	741,669	770,551
Bank Loans in other currencies	537,304	565,717	532,591	600,689
Lease liabilities	163,304	163,304	211,755	211,755
Trade and other payables	733,728	733,728	626,504	626,504
Accounts payable to related parties	2,577	2,577	3,739	3,739

Financial liabilities at fair value through profit or loss	133	133	74	74

Hedging Liabilities	296,183	296,183	39,586	39,586

(1)	The derivatives are presented in the line item “other financial assets” in the consolidated statements of financial position.
(2)
Although mutual funds are measured at fair value through profit or loss for purposes of the consolidated statements of financial position mutual funds are classified as “Cash and cash equivalents” due to the are highly liquid short-term investment.

(3)	Corresponds to the balance of assets from margin call for current derivatives (collateral).
(4)
Financial liabilities measured at amortized cost, other than “Trade and other payables”, “Accounts payable to related parties” and derivatives are presented in the consolidated statements of financial position in the line item “Other financial liabilities” as current and non-current
based on their maturity.

(5)	The Unidad de Fomento (“U.F.”) is a unit of account that is linked to, and is adjusted daily to reflect changes in the Chilean consumer price index.

Disclosure of fair value measurement [text block]
The assets and liabilities measured at fair value in the consolidated statements of financial position as of December 31, 2021 and as of December 31, 2020, have been measured based on the valuation methodologies provided in IFRS 13. The methodologies applied for each financial instrument are classified according to their hierarchy as follows:

•	Level 1: Securities or quoted prices in active markets for identical assets and liabilities

•	Level 2: Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

•	Level 3: Inputs for the assets or liabilities that are not based on observable market data (unobservable inputs).

Fair Value	December 2021 ThU.S.$	Level 1 ThU.S.$	Level 2 ThU.S.$	Level 3 ThU.S.$
Financial assets at fair value
Mutual Funds	230,068	230,068	—	—

Hedging assets	13,599	—	13,599	—

Financial liabilities at fair value through profit or loss	133	—	133	—

Hedging liabilities	296,183	—	296,183	—

Fair Value	December 2020 ThU.S.$	Level 1 ThU.S.$	Level 2 ThU.S.$	Level 3 ThU.S.$
Financial assets at fair value
Derivatives	29	—	29	—
Mutual Funds	199,742	199,742	—	—

Hedging assets	30,714	—	30,714	—

Financial liabilities at fair value through profit or loss	74	—	74	—

Hedging liabilities	39,586	—	39,586	—

Disclosure of maturity analysis of financial liabilities [Text Block]
The following table sets forth a reconciliation between the financial liabilities and the consolidated statements of financial position as of December 31, 2021 and as of December 31, 2020:

Thousands of dollars	December 2021
	Up to 90 days	From 91 days to 1 year	Other current financial liabilities, Total	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Other non- current financial liabilities, Total	Total
Bonds obligations	29,114	61,257	90,371	574,850	257,362	3,503,450	4,335,662	4,426,033
Bank loans	29,658	219,177	248,835	227,008	325,244	190,869	743,121	991,956
Swap and Forward	235	—	235	296,081	—	—	296,081	296,316

Other Financial Liabilities, Total (a)	59,007	280,434	339,441	1,097,939	582,606	3,694,319	5,374,864	5,714,305

Thousands of dollars	December 2021
	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Lease liabilities	13,204	36,399	49,603	44,459	26,083	43,159	113,701	163,304

Lease liabilities, Total (b)	13,204	36,399	49,603	44,459	26,083	43,159	113,701	163,304

Thousands of dollars	December 2021
	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Trades and other payables	725,188	6,268	731,456	2,272	—	—	2,272	733,728
Accounts payable to related companies	2,577	—	2,577	—	—	—	—	2,577

Accounts Payable, Total (c)	727,765	6,268	734,033	2,272	—	—	2,272	736,305

Financial Liabilities, Total (a) + (b) + (c)	799,976	323,101	1,123,077	1,144,670	608,689	3,737,478	5,490,837	6,613,914

Thousands of dollars	December 2020
	Up to 90 days	From 91 days to 1 year	Other current financial liabilities, Total	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Other non- current financial liabilities, Total	Total
Bonds obligations	32,053	58,871	90,924	214,092	584,344	3,818,584	4,617,020	4,707,944
Bank loans	30,774	184,660	215,434	473,233	335,247	250,346	1,058,826	1,274,260
Swap and Forward	778	—	778	38,882	—	—	38,882	39,660

Other Financial Liabilities, Total (a)	63,605	243,531	307,136	726,207	919,591	4,068,930	5,714,728	6,021,864

Thousands of dollars	December 2020
	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Lease liabilities	18,631	45,009	63,640	85,964	21,906	40,245	148,115	211,755

Lease liabilities, Total (b)	18,631	45,009	63,640	85,964	21,906	40,245	148,115	211,755

Thousands of dollars	December 2020
	Up to 90 days	From 91 days to 1 year	Total Current	From 1 year to 3 years	From 3 years to 5 years	More than 5 years	Total non- current	Total
Trades and other payables	585,428	41,076	626,504	—	—	—	—	626,504
Accounts payable to related companies	3,739	—	3,739	—	—	—	—	3,739

Accounts Payable, Total (c)	589,167	41,076	630,243	—	—	—	—	630,243

Financial Liabilities, Total (a) + (b) + (c)	671,403	329,616	1,001,019	812,171	941,497	4,109,175	5,862,843	6,863,862

Disclosure of derivative financial instruments [text block]
A summary of the derivative financial instruments included in the consolidated statements of financial position as of December 31, 2021, is presented below:

Financial Instruments	December 2021 Fair Value ThU.S.$	December 2020 Fair Value ThU.S.$
Assets at fair value through profit or loss (held for trading)	—	29
Derivatives (1)	—	29

Hedging Assets	13,599	30,714
Derivatives (1)	13,599	4,343
Cross Currency Swaps	—	26,371

Financial liabilities at fair value through profit or loss	(133)	(74)
Derivatives (1)	—	(74)
Forward	(133)	—

Hedging Liabilities	(296,183)	(39,586)
Derivatives (1)	(401)	(4,245)
Cross Currency Swaps (2)	(295,782)	(35,341)

(1)	Includes HFO Swap, Zero Cost Collar, Forward and IRS from Chile, USA, Argentina and Uruguay tables.
(2)	Includes Cross Currency Swaps from Chile.

Disclosure of detailed information about outstanding cross currency swap contracts [Text Block]
Cross currency swaps to cover the exposure to the exchange rate risk generated from bonds denominated in U.F.

Bond	Institution	Amount U.S.$	Amount U.F.	Starting date	Ending date	December 2021 Fair Value ThU.S.$	December 2020 Fair Value ThU.S.$
F	Deutsche Bank - UE	33,705,054	772,727	10-30-2011	10-30-2021	—	(1,775)
F	JP Morgan – N.A.	33,705,054	772,727	10-30-2011	10-30-2021	—	(1,755)
F	Scotiabank - Chile	27,946,497	727,273	10-30-2014	04-30-2023	(2,141)	2,825
F	Scotiabank - Chile	27,911,592	727,273	10-30-2021	04-30-2023	(2,048)	2,965
F	Santander - Chile	27,619,683	727,273	10-30-2014	04-30-2023	(1,550)	3,341
F	BCI - Chile	28,000,018	727,273	10-30-2021	10-30-2029	(3,239)	3,697
F	BCI - Chile	27,361,135	727,273	10-30-2014	04-30-2023	(1,380)	—
F	Scotiabank - Chile	28,033,642	727,273	10-30-2021	10-30-2029	(2,450)	—
F	Banco de Chile - Chile	27,619,684	727,273	04-30-2019	10-30-2029	(4,203)	2,493
P	BCI – Chile	38,500,026	1,000,000	11-15-2021	11-15-2032	(5,077)	—
P	BCI – Chile	38,496,778	1,000,000	11-15-2021	11-15-2032	(3,749)	—
P	Scotiabank - Chile	42,412,852	1,000,000	11-15-2013	11-15-2023	(7,085)	(94)
P	Santander - Chile	41,752,718	1,000,000	11-15-2013	11-15-2023	(6,053)	718
P	Itau - Chile	46,474,122	1,000,000	05-15-2012	11-15-2021	—	(4,727)
P	JP Morgan – N.A.	47,163,640	1,000,000	11-15-2012	11-15-2021	—	(5,241)
P	Deutsche – U.K.	41,752,718	1,000,000	11-15-2013	11-15-2023	(6,304)	720
Q	BCI - Chile	—	—	—	—	—	(267)
Q	BCI – Chile	—	—	—	—	—	(266)
R	Santander - Chile	128,611,183	3,000,000	10-01-2014	04-01-2024	(24,743)	(3,812)
R	JP Morgan – U.K.	43,185,224	1,000,000	10-01-2014	04-01-2024	(8,509)	(1,154)
R	Itau - Chile	43,277,070	1,000,000	10-01-2014	04-01-2024	(8,543)	(1,208)
S	Santander - Chile	201,340,031	5,000,000	11-15-2016	11-15-2026	(36,758)	9,612
W	Goldman Sachs – N.A.	40,521,750	1,000,000	10-10-2018	10-10-2028	(11,921)	(2,029)
W	Scotiabank - Chile	40,537,926	1,000,000	10-10-2018	10-10-2028	(11,807)	(1,939)
W	Goldman Sachs – N.A.	40,066,555	1,000,000	10-10-2018	10-10-2028	(11,275)	(1,390)
X	Santander - Chile	118,400,504	3,000,000	10-10-2018	10-10-2038	(50,527)	(2,675)
X	Santander - Chile	97,971,786	2,500,000	10-10-2018	10-10-2038	(41,802)	(1,955)

						(251,164)	(3,916)

Cross currency swaps contracts to cover the exposure to the risk of the exchange rate for bank contracts in Euro.

Institution	Amount U.S.$	Amount EUR	Starting date	Ending date	December 2021 Fair Value ThU.S.$	December 2020 Fair Value ThU.S.$
Santander - Chile	111,689,412	94,117,647	06-15-2021	12-15-2029	(8,476)	(1,027)
Banco de Chile - Chile	55,844,706	47,058,824	06-15-2021	12-15-2029	(4,484)	(488)
MUFG - N.A.	111,689,412	94,117,647	06-15-2021	12-15-2029	(9,000)	(896)
JP Morgan - N.A.	223,378,824	188,235,294	06-15-2021	12-15-2029	(18,154)	(2,048)
HSBC - N.A.	55,844,706	47,058,824	06-15-2021	12-15-2029	(4,504)	(595)

					(44,618)	(5,054)

Schedule of detailed information about outstanding zero cost collar [Text Block]
Zero cost collar to cover the exposure to the Fuel Oil No. 6 and Brent, instruments for oil used by our plants.

Commodity	Institution	Volume	Unit	Starting date	Ending date	December 2021 Fair Value ThU.S.$	December 2020 Fair Value ThU.S.$
Fuel Oil N°6	JP Morgan - N.A.	—	bbl	01-11-2020	04-30-2021	—	1,029
Fuel Oil N°6	Goldman Sachs - N.A.	—	bbl	01-22-2020	04-30-2021	—	516
Brent	BNP Paribas - E.U.	220,000	bbl	08-01-2021	07-31-2021	3,737	280
Brent	Goldman Sachs - N.A.	220,000	bbl	08-01-2021	07-31-2021	3,798	404

						7,535	2,229

Disclosure of detailed information about outstanding commodity contracts [Text Block]
Arauco Uruguay’s profits and through its subsidiaries as a joint operation (50%), also face exposure to the price variation of certain fuels, as occurs with Fuel Oil N°6, which is used during the pulp manufacturing process. In order to minimize this risk, the volatility of future flows associated to the purchase of Fuel Oil No. 6 through forwards of this commodity. The agreements that are in force and effect as of December 31, 2021 and as of December 31, 2020, are detailed below:

Commodity	Institution	December 2021 Notional ThU.S.$	December 2021 Fair Value ThU.S.$	December 2020 Notional ThU.S.$	December 2020 Fair Value ThU.S.$
Fuel Oil N°6	JP Morgan -N.A.	8,491	1,963	3,274	541
Fuel Oil N°6	DNB Bank ASA	3,149	978	2,281	248
Fuel Oil N°6	JP Morgan -N.A.	—	(77)	3,786	(351)
Fuel Oil N°6	DNB Bank ASA	—	(57)	2,642	(320)

			2,807		118

Disclosure of detailed information about outstanding interest rate swap contracts [Text Block]
In addition, Arauco through its subsidiaries as a joint operation (50%) in Uruguay maintains an Interest Rate Swap in force and effect, a derivative instrument which purpose is to set the interest rate of a variable rate debt in the same currency (USD). The valuation off this instrument as of December 31, 2021 and as of December 31, 2020 is shown below:

Exchange rate	Institution	Notional ThU.S.$	December 2021 Fair Value ThU.S.$	December 2020 Fair Value ThU.S.$
USD	DNB Bank ASA	16,879	(176)	(559)

			(176)	(559)

Disclosure of detailed information about non derivative financial assets [Text Block]	As of December 31, 2021 and as of December 31, 2020, there are provisions for impairment for ThU.S.$ 8,792 and ThU.S.$ 8,000, respectively.

	December 2021 ThU.S.$	December 2020 ThU.S.$
Financial assets at amortized cost	1,783,643	1,625,235
Cash and cash equivalents (Mutual Funds not included)	781,032	864,972
Cash	529,076	357,453
Time Deposits	251,956	507,519
Trade and other receivables (net)	999,820	760,261
Trade and other receivables	829,097	647,719
Lease receivable	27	147
Several debtors	32,542	18,694
Other receivables	46,218	55,325
Advance payments	86,377	32,102
Accounts receivable from related parties	5,559	6,274
Other financial assets	2,791	2

Disclosure of composition of cash and cash equivalents [Text Block]
The composition of cash and cash equivalents (including the balance of mutual funds displayed in this note as valuation, instruments at fair value with profit or loss) at December 31, 2021 and as of December 31, 2020, classified by currency is as follows:

	12-31-2021 ThU.S.$	12-31-2020 ThU.S.$
Cash and Cash Equivalents	1,011,100	1,064,714
U.S. Dollars	703,232	773,822
Euro	5,755	3,891
Mexican pesos	20,467	43,049
Other currencies	277,441	194,942
Chilean pesos	4,205	49,010

Disclosure of detailed information about trade and other receivables by currency wise [Text Block]	The following table sets forth trade and other
current/non-current
receivables classified by currencies as of December 31, 2021 and as of December 31, 2020:

	12-31-2021 ThU.S.$	12-31-2020 ThU.S.$
Trades and other current receivables	979,923	737,381
U.S. Dollars	789,236	542,296
Euros	21,884	10,448
Mexican pesos	31,288	30,856
Other currencies	66,886	54,118
Chilean pesos	70,127	96,847
U.F.	502	2,816
Accounts receivable from related parties, current	5,559	6,274
U.S. Dollars	—	369
Other currencies	—	829
Chilean pesos	5,559	5,076
Trade and other non-current receivables	14,338	16,606
U.S. Dollars	11,806	13,637
Other currencies	—	40
Chilean pesos	2,492	2,859
U.F.	40	70

Disclosure of financial liabilities [text block]
Arauco’s financial liabilities to the date of these consolidated financial statements are as follows:

Financial Liabilities	December 2021 ThU.S.$	December 2020 ThU.S.$
Total Financial Liabilities	6,613,914	6,863,862
Financial liabilities at fair value through profit or loss (held for trading)	133	74
Hedging Liabilities	296,183	39,586
Financial Liabilities Measured at Amortized Cost	6,317,598	6,824,202

Disclosure of current portion of non current borrowings [Text Block]
The following table sets forth the current portion of the
non-current
bank borrowings and debt issued as of December 31, 2021 and 2020.

	December 2021 ThU.S.$	December 2020 ThU.S.$
Bank loans - current portion	155,779	123,087
Bonds issued - current portion	90,371	80,074

Total	246,150	203,161

Disclosure of detailed information about non derivative financial liabilities [Text Block]
At the end of these financial statements, Arauco includes in this category bank borrowings, bonds issued denominated in U.S. Dollars and in U.F., lease liabilities, and trade and other payables.

	Currency	12-31-2021 ThU.S.$	12-31-2020 ThU.S.$	12-31-2021 ThU.S.$	12-31-2020 ThU.S.$
		Amortized Cost		Fair Value
Total Financial Liabilities		6,317,598	6,824,202	6,114,417	7,641,425
Bonds Issued	U.S. Dollar	3,392,010	3,519,027	3,161,062	3,970,081
Bonds Issued	U.F.	1,034,023	1,188,917	1,024,721	1,458,106
Bank borrowings	U.S. Dollar	454,652	741,669	463,308	770,551
Bank borrowings	Euro	509,540	531,181	565,717	600,689
Bank borrowings	Other currencies	27,764	1,410	—	—
Lease liabilities	U.F.	19,875	27,373	19,875	27,373
Lease liabilities	Chilean pesos	38,278	77,158	38,278	77,158
Lease liabilities	Mexican pesos	3,768	644	3,768	644
Lease liabilities	U.S. Dollar	79,045	87,822	79,045	87,822
Lease liabilities	Euro	266	314	266	314
Lease liabilities	Other currencies	22,072	18,444	22,072	18,444
Trades and Other Payables	U.S. Dollar	284,690	153,860	284,690	153,860
Trades and Other Payables	Euro	10,834	11,924	10,834	11,924
Trades and Other Payables	Mexican pesos	27,889	26,400	27,889	26,400
Trades and Other Payables	Other currencies	106,904	99,428	106,904	99,428
Trades and Other Payables	Chilean pesos	268,624	298,908	268,624	298,908
Trades and Other Payables	U.F.	34,787	35,984	34,787	35,984
Accounts payable to related parties	U.S. Dollar	230	236	230	236
Accounts payable to related parties	Chilean pesos	2,347	3,503	2,347	3,503

Disclosure of financial liabilities at amortized cost [Text Block]
The financial liabilities at amortized cost presented in the consolidated statements of financial positions as of December 31, 2021 and as of December 31, 2020 are as follows:

	December 2021 ThU.S.$
	Current	Non-Current	Total
Other financial liabilities	339,206	5,078,783	5,417,989
Lease liabilities	49,603	133,701	163,304
Trade and other payables	731,456	2,272	733,728
Accounts payable to related parties	2,577	—	2,577

Total Financial Liabilities Measured at Amortized Cost	1,122,842	5,194,756	6,317,598

	December 2020 ThU.S.$
	Current	Non-Current	Total
Other financial liabilities	306,358	5,675,846	5,982,204
Lease liabilities	63,640	148,115	211,755
Trade and other payables	626,504	—	626,504
Accounts payable to related parties	3,739	—	3,739

Total Financial Liabilities Measured at Amortized Cost	1,000,241	5,823,961	6,824,202

Disclosure of reconciliation of reserve of cash flow hedges [Text Block]
The following table sets forth the reconciliation balances of cash flow hedges presented in Other Comprehensive Income:

	January-December
	2021 ThU.S.$	2020 ThU.S.$	2019 ThU.S.$
Opening balance	(37,007)	9,010	13,395
Gains (losses) on cash flow hedges, before tax	(84,879)	8,222	23,156
Reclassification adjustments on cash flow hedges, before tax	(45,426)	(67,785)	(29,227)
Income tax relating to cash flow hedges of other comprehensive income	30,453	13,546	1,686

Closing balance	(136,859)	(37,007)	9,010

Disclosure of financial covenants to be complied [Text Block]
The following table sets forth the financial covenants that the Company has to comply with as part of the terms of certain of its obligations:

Instrument	December 2021 ThU.S.$	December 2020 ThU.S.$	Interest coverage >= 2,0x	Debt level (1) <= 1,2x
Domestic bonds (Chile)	1,034,023	1,188,917	N/R	✓
Syndicate Loan	—	200,022	✓	✓
Syndicate Loan - Grayling	270,214	300,121	✓	✓
Syndicate ECA - MAPA	509,540	531,181	✓	✓

Disclosure of external credit grades [text block]
The following table sets forth the credit ratings of our debt instruments as of December 31, 2021, are as follows:

Instrument	Standard & Poor’s	Fitch Ratings	Moody’s	Feller Rate
Local bonds	—	AA	—	AA
Foreign bonds	BBB-	BBB	Baa3	—

Disclosure of capitalization of Arauco [Text Block]
The capitalization of Arauco as of December 31, 2021 and as of December 31, 2020 is as follows:

	December 2021 ThU.S.$	December 2020 ThU.S.$
Equity	7,818,504	7,415,635
Bank borrowings	991,956	1,274,260
Lease liabilities	163,304	211,755
Bonds issued	4,426,033	4,707,944

Capitalization	13,399,797	13,609,594

Disclosure of credit risk exposure [text block]
Arauco does not have a securitized portfolio.

	December 2021	December 2020
	ThU.S.$	ThU.S.$
Current Receivables

Trade receivables	829,063	647,667
Financial lease receivables	27	121
Several debtors	21,646	14,708
Other receivables	44,081	51,114
Advance payments	85,106	23,771
Net subtotal	979,923	737,381

Trade receivables	832,612	650,740
Financial lease receivables	27	121
Several debtors	21,732	14,736
Other receivables	47,198	53,589
Advance payments	85,106	23,771
Gross subtotal	986,675	742,957

Provision for doubtful trade receivables	3,549	3,073
Provision for doubtful lease receivables	—	—
Provision for doubtful several debtors	86	28
Provision for doubtful other receivables	3,117	2,475
Subtotal Bad Debt	6,752	5,576

Non-Current Receivables

Trade receivables	34	52
Financial lease receivables	—	26
Several debtors	10,896	3,986
Other receivables	2,137	4,211
Advance payments	1,271	8,331
Net Subtotal	14,338	16,606

Trade receivables	2,074	2,476
Financial lease receivables	—	26
Several debtors	10,896	3,986
Other receivables	2,137	4,211
Advance payments	1,271	8,331
Gross subtotal	16,378	19,030

Provision for doubtful trade receivables	2,040	2,424
Provision for doubtful lease receivables	—	—
Provision for doubtful several debtors	—	—
Provision for doubtful other receivables	—	—
Subtotal Bad Debt	2,040	2,424

Disclosure of financial assets that are either past due or impaired [text block]
Below we provide detail regarding accounts receivable, classified in tranches:

December 31, 2021
Age of trade receivables
Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total
N° Debtor	1,710	676	100	53	30	49	2	2	1	67	2,690
ThU.S.$	791,729	36,011	965	361	87	13	1	2	1	5,516	834,686
%	94.85%	4.31%	0.12%	0.04%	0.01%	0.00%	0.00%	0.00%	0.00%	0.67%	100%

December 31, 2020
Age of trade receivables
Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total
N° Debtor	1,597	547	51	52	12	7	2	3	7	81	2,359
ThU.S.$	625,020	21,502	474	96	636	11	70	72	299	5,036	653,216
%	95.68%	3.29%	0.07%	0.01%	0.10%	0.00%	0.01%	0.01%	0.05%	0.78%	100%
Arauco applies the simplified approach regarding the expected losses from commercial debtors, which allows for the use of an estimate of expected credit losses over the instrument’s lifespan for all commercial accounts receivable. In order to establish this estimate, the commercial debtors have been grouped in relation to the corresponding risks for sales conditions as well as for tranches, including clients that are up-to-date
or in default.

Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total
Letters of credit	372,687	3,076	41	—	—	—	—	—	—	—	375,804
Loss allowance provision	—	—	—	—	—	—	—	—	—	—	—
Expected loss rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Credit line	408,723	29,705	686	50	87	13	1	—	—	5,406	444,671
Loss allowance provision	—	—	21	5	9	1	—	—	—	5,406	5,442
Expected loss rate	0.00%	0.00%	3.06%	10.00%	10.34%	7.69%	0.00%	0.00%	0.00%	100.00%
Others	10,319	3,230	238	311	—	—	—	2	1	110	14,211
Loss allowance provision	—	—	2	32	—	—	—	2	1	110	147
Expected loss rate	0.00%	0.00%	0.84%	10.29%	0.00%	0.00%	0.00%	100.00%	100.00%	100.00%
Trade receivables, total (ThU.S.$)	791,729	36,011	965	361	87	13	1	2	1	5,516	834,686
Allowance for doubtful accounts, total (ThU.S.$)	—	—	23	37	9	1	—	2	1	5,516	5,589

Disclosure of allowance for credit losses [text block]
Regarding the loss allowance for trade receivables and others, below we provide detail for the movements as of December 31, 2021 and as of December 31, 2020:

	December 2021	December 2020	December 2019
	ThU.S.$	ThU.S.$	ThU.S.$
Opening loss allowance as at January 1	8,000	16,368	15,147
Increase in allowance for trade receivables recognised in profit or loss during the year	2,229	1,369	2,506
Receivables written off during the year as uncollectible	(216)	(6,970)	(163)
Unused amount reversed	(1,221)	(2,767)	(1,122)
Closing balance	8,792	8,000	16,368

Disclosure of financial guarantees [Text Block]

Guarantees Arauco Group (ThU.S.$)
Guarantees Debtors (received from clients)
Certificate of deposits	6,665	6.6%
Standby	7,028	6.9%
Promissory notes	77,831	76.7%
Finance	6,618	6.5%
Mortgage	1,772	1.8%
Pledge	108	0.1%
Promissory notes	1,400	1.4%

Total Guarantees	101,422	100%

Disclosure of detailed information about open account receivables [Text Block]
In summary, the open account debt covered by the various insurance policies and guarantees amounts to 96.1% and, therefore, Arauco’s portfolio exposure amounts to 3.9%.

Secured Open Accounts Receivable	ThU.S.$	%
Total open accounts receivable	503,757	100.0%
Secured receivables (*)	484,005	96.1%
Unsecured receivables	19,752	3.9%

(*)	Insured Debt is deemed to be the portion of accounts receivable that is covered by a credit company or by guarantees such as standby letters of credit, mortgages, performance bonds, among others

Disclosure of maturity analysis for non-derivative financial liabilities [text block]

December 31, 2021				Maturity							Total		Effective rate	Nominal rate
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
				months	months	Years	years	years	years	years	Current	Current
Tax ID	Name	Currency	Loans with banks	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
93.458.000-1	Celulosa Arauco y Constitución S.A.	Euros	BNP Paribas / ECA	—	74,577	73,840	73,129	72,358	71,631	210,478	74,577	501,433	1.10%	1.06%
—	Zona Franca Punta Pereira S.A.	U.S. Dollars	Banco Interamericano de Desarrollo A	1,089	1,078	2,121	—	—	—	—	2,167	2,121	2.20%	Libor 6M +2.05%
—	Zona Franca Punta Pereira S.A.	U.S. Dollars	Banco BBVA	—	18,340	—	—	—	—	—	18,340	—	1.00%	Fixed 1.00%
—	Celulosa y Energia Punta Pereira S.A.	U.S. Dollars	Banco Interamericano de Desarrollo A	4,406	4,359	8,579	—	—	—	—	8,765	8,579	2.20%	Libor 6M +2.05%
—	Celulosa y Energia Punta Pereira S.A.	U.S. Dollars	Finnish Export Credit	24,827	24,442	24,065	—	—	—	—	49,269	24,065	3.20%	3.20%
—	Celulosa y Energia Punta Pereira S.A.	U.S. Dollars	DnB Nor	136	102	102	—	—	—	—	238	102	0.00%	0.00%
—	Eufores S.A.	U.S. Dollars	Banco República Oriental del Uruguay	—	26,532	—	—	—	—	—	26,532	—	1.40%	Fixed 1.4%
—	Stora Enso Uruguay S.A.	U.S. Dollars	Banco República Oriental del Uruguay	—	554	—	—	—	—	—	554	—	1.40%	Fixed 1.4%
—	Eufores S.A.	U.S. Dollars	Citibank	—	2,512	—	—	—	—	—	2,512	—	1.00%	Fixed 1.00%
—	Eufores S.A.	U.S. Dollars	ITAU	—	12,562	—	—	—	—	—	12,562	—	1.00%	Fixed 1.00%
—	Eufores S.A.	U.S. Dollars	Scotiabank	—	5,025	—	—	—	—	—	5,025	—	1.00%	Fixed 1.00%
—	Eufores S.A.	U.S. Dollars	Santander	—	27,135	—	—	—	—	—	27,135	—	1.00%	Fixed 1.00%
—	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Votorantim	—	226	—	—	—	—	—	226	—	5.00%	5.00%
—	Arauco Forest Brasil S.A.	Brazilian Real	Banco Votorantim	—	201	—	—	—	—	—	201	—	5.00%	5.00%
—	Arauco Forest Brasil S.A.	Brazilian Real	Banco Bndes Subcrédito A	32	62	—	—	—	—	—	94	—	8.23%	TJLP +2.91%
—	Arauco Forest Brasil S.A.	Brazilian Real	Banco Bndes Subcrédito B	19	37	—	—	—	—	—	56	—	9.23%	TJLP +3.91%
—	Arauco Forest Brasil S.A.	U.S. Dollars	Banco Bndes Subcrédito C	38	86	—	—	—	—	—	123	—	5.72%	Cesta +2.91%
—	Arauco Forest Brasil S.A.	Brazilian Real	Banco Bndes Subcrédito D	22	42	—	—	—	—	—	64	—	10.43%	TJLP +5.11%
—	Mahal Emprendimientos e participações S.A.	Brazilian Real	Banco Safra S.A.	—	2,776	2,800	11,540	10,587	9,655	—	2,776	34,583	10.70%	CDI +1.55%
	Arauco North America, Inc.	U.S. Dollars	Banco Itau Corpbanca – NY Branch	—	35,293	34,688	212,123	—	—	—	35,293	246,811	1.99%	Libor 6M +1.65%

			Total	30,569	235,941	146,195	296,792	82,945	81,286	210,478	266,509	817,694

December 31, 2021				Maturity							Total		Effective rate	Nominal rate
				Up to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Current	Non Current
Tax ID	Name	Currency	Bonds	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	—	22,113	21,412	20,710	20,009	19,308	53,713	22,113	135,153	4.25%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	—	8,845	8,565	8,284	8,004	7,723	21,486	8,845	54,061	4.25%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-P	—	23,778	23,118	22,457	21,797	21,136	112,945	23,778	201,453	4.00%	4.00%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-R	—	6,546	6,546	6,546	6,546	6,546	239,090	6,546	265,274	3.60%	3.60%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-S	—	4,377	4,377	4,377	4,377	187,827	—	4,377	200,958	2.40%	2.40%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-W	—	2,299	2,299	2,299	2,299	2,299	114,669	2,299	123,865	2.10%	2.10%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-X	—	5,412	5,412	5,412	5,412	5,412	293,802	5,412	315,450	2.70%	2.70%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2024	11,250	11,250	22,500	522,500	—	—	—	22,500	545,000	4.50%	4.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2027	—	19,375	19,375	19,375	19,375	19,375	509,688	19,375	587,188	3.88%	3.88%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2047	—	22,000	22,000	22,000	22,000	22,000	862,000	22,000	950,000	5.50%	5.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2029	—	21,250	21,250	21,250	21,250	21,250	553,125	21,250	638,125	4.25%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2049	—	27,500	27,500	27,500	27,500	27,500	1,118,750	27,500	1,228,750	5.50%	5.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2030	10,500	10,500	21,000	21,000	21,000	21,000	573,500	21,000	657,500	4.20%	4.20%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2050	12,875	12,875	25,750	25,750	25,750	25,750	1,105,125	25,750	1,208,125	5.15%	5.15%

			Total	34,625	198,120	231,104	729,460	205,319	387,126	5,557,893	232,745	7,110,902

December 31, 2021				Maturity								Total
				Up to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Current	Non Current
Tax ID	Name	Currency	Underlying asset class	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
85.805.200-9	Forestal Arauco S.A.	U.F.	Motor vehicles	420	996	948	511	387	239	4	1,416	2,089
85.805.200-9	Forestal Arauco S.A.	U.S. Dollars	Lands	60	180	240	240	240	240	480	240	1,440
85.805.200-9	Forestal Arauco S.A.	U.F.	Plants and equipments	550	633	—	—	—	—	—	1,183	—
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Plants and equipments	32	96	64	—	—	—	—	128	64
85.805.200-9	Forestal Arauco S.A.	U.F.	Other properties, plant and equipment	1,050	2,177	371	250	177	572	—	3,227	1,370
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Other properties, plant and equipment	91	132	122	122	122	359	—	223	725
—	Arauco Argentina S.A.	U.S. Dollars	Buildings and constructions	51	48	—	—	—	—	—	99	—
—	Arauco Argentina S.A.	U.S. Dollars	IT equipment	13	22	—	—	—	—	—	35	—
—	Arauco Argentina S.A.	U.S. Dollars	Plants and equipments	347	1,040	1,002	668	—	—	—	1,387	1,670
—	Arauco Argentina S.A.	U.S. Dollars	Motor vehicles	519	1,286	1,589	750	—	—	—	1,805	2,339
—	Arauco Industria de Paineis S.A.	Brazilian Real	Other properties, plant and equipment	3	4	—	—	—	—	—	7	—
—	Arauco Industria de Paineis S.A.	Brazilian Real	Fixed facilities and accessories	9	27	24	—	—	—	—	36	24
—	Arauco Industria de Paineis S.A.	Brazilian Real	IT equipment	13	24	1	—	—	—	—	37	1
—	Arauco Industria de Paineis S.A.	Brazilian Real	Motor vehicles	110	54	—	—	—	—	—	164	—
—	Arauco Forest Brasil S.A.	Brazilian Real	IT equipment	5	10	1	—	—	—	—	15	1
—	Arauco Forest Brasil S.A.	Brazilian Real	Lands	1,038	3,113	4,149	4,149	4,149	4,149	2,768	4,151	19,364
—	Arauco Florestal Arapoti S.A.	Brazilian Real	IT equipment	2	3	—	—	—	—	—	5	—
—	Arauco do Brasil S.A.	Brazilian Real	Buildings and constructions	49	199	143	49	—	—	—	248	192
—	Arauco do Brasil S.A.	Brazilian Real	IT equipment	23	73	31	13	—	—	—	96	44
—	Arauco do Brasil S.A.	Brazilian Real	Motor vehicles	94	221	—	—	—	—	—	315	—
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Buildings and constructions	389	1,139	1,518	1,518	1,518	1,518	3,036	1,528	9,108
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Motor vehicles	146	395	280	127	79	24	—	541	510
93.458.000-1	Celulosa Arauco y Constitucion S.A.	Chilean pesos	Buildings and constructions	15	46	15	—	—	—	—	61	15
93.458.000-1	Celulosa Arauco y Constitucion S.A.	Chilean pesos	Motor vehicles	4,255	12,764	5,896	—	—	—	—	17,019	5,896
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.S. Dollars	Motor vehicles	31	—	—	—	—	—	—	31	—
—	Arauco North America, Inc.	U.S. Dollars	Buildings and constructions	271	864	1,194	1,325	1,468	1,318	1,775	1,135	7,080
—	Arauco North America, Inc.	U.S. Dollars	Motor vehicles	40	204	128	113	—	—	—	244	241
—	Arauco Canada Limited	Canadian dollars	Buildings and constructions	9	—	—	—	—	—	—	9	—
—	Arauco Canada Limited	Canadian dollars	Motor vehicles	14	43	86	33	—	—	—	57	119
—	Celulosa y Energía Punta Pereira S.A.	U.S. Dollars	Plants and equipments	148	445	593	593	593	593	7,147	593	9,519
—	Eufores S.A.	U.S. Dollars	Lands	1,070	3,211	6,321	5,999	5,559	5,155	35,766	4,281	58,800
—	Eufores S.A.	U.S. Dollars	Plants and equipments	306	917	1,223	1,223	1,222	1,222	1,221	1,223	6,111
—	Eufores S.A.	U.S. Dollars	Buildings and constructions	70	210	158	49	—	—	—	280	207
96.510.970-6	Maderas Arauco S.A.	Chilean pesos	Motor vehicles	2,795	7,925	4,915	—	—	—	—	10,720	4,915
96.510.970-6	Maderas Arauco S.A.	U.F.	Motor vehicles	85	224	94	25	5	2	—	309	126
	Arauco Colombia S.A.	U.S. Dollars	Buildings and constructions	6	45	—	—	—	—	—	51	—
—	Arauco Europe Cooperatief U.A.	Euros	Motor vehicles	5	16	19	12	3	—	—	21	34
—	Arauco Europe Cooperatief U.A.	Euros	Buildings and constructions	37	56	77	66	—	—	—	93	143
—	Araucomex S.A. de C.V.	Mexican pesos	Buildings and constructions	321	1,003	1,104	1,106	—	—	—	1,324	2,210
—	Araucomex S.A. de C.V.	U.S. Dollars	Buildings and constructions	27	84	97	—	—	—	—	111	97
—	Arauco Industria de México, S.A. de C.V.	U.S. Dollars	Plants and equipments	98	33	—	—	—	—	—	131	—
—	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Motor vehicles	11	39	50	54	8			50	112
—	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Lands	1	3	4	4	—	—	—	4	8
—	Araucomex Servicios S.A. de C.V.	Mexican pesos	Motor vehicles	—	—	15	16	16	7	—	—	54
	Araucomex Servicios S.A. de C.V.	Mexican pesos	Buildings and constructions	—	1	105	79	86	28	—	1	298
96.637.330-K	Servicios Logisticos Arauco S.A.	U.F.	Motor vehicles	17	46	15	—	—	—	—	63	15
79.990.550-7	Investigaciones Forestales Bioforest S.A.	U.F.	Motor vehicles	8	25	19	5	—	—	—	33	24

			Total	14,654	40,076	32,611	19,099	15,632	15,426	52,197	54,730	134,965

December 31, 2020				Maturity							Total		Effective rate	Nominal rate
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
				months	months	years	years	years	years	years	Current	Current
Tax ID	Name	Currency	Loans with banks	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Scotiabank	1,379	1,378	2,733	202,733	—	—	—	2,756	205,465	1.35%	Libor 6M+1.1%
93.458.000-1	Celulosa Arauco y Constitución S.A.	Euros	BNP Paribas / ECA	—	31,224	57,365	56,798	56,251	55,658	216,997	31,224	443,068	1.06%	1.06%
—	Zona Franca Punta Pereira S.A.	U.S. Dollars	Banco Interamericano de Desarrollo A	1,117	1,104	2,172	2,123	—	—	—	2,221	4,295	2.33%	Libor 6M +2.05%
—	Zona Franca Punta Pereira S.A.	U.S. Dollars	Banco BBVA	—	18,341	—	—	—	—	—	18,341	—	1.00%	1.00%
—	Celulosa y Energia Punta Pereira S.A.	U.S. Dollars	Banco Interamericano de Desarrollo A	4,517	4,466	8,785	8,588	—	—	—	8,982	17,373	2.33%	Libor 6M +2.05%
—	Celulosa y Energia Punta Pereira S.A.	U.S. Dollars	Finn Vera/Finnish Export Credit	25,589	25,200	49,269	24,065	—	—	—	50,789	73,335	3.20%	3.20%
—	Celulosa y Energia Punta Pereira S.A.	U.S. Dollars	DnB Nor	187	155	218	93	—	—	—	342	311	—	—
—	Eufores S.A.	U.S. Dollars	Banco República Oriental del Uruguay	—	26,551	—	—	—	—	—	26,551	—	1.54%	Libor 6M +1.3%
—	Eufores S.A.	U.S. Dollars	Citibank	—	2,514	—	—	—	—	—	2,514	—	1.16%	Libor 6M +0.9%
—	Eufores S.A.	U.S. Dollars	ITAU	—	12,564	—	—	—	—	—	12,564	—	1.05%	1.05%
—	Eufores S.A.	U.S. Dollars	Scotiabank	—	5,025	—	—	—	—	—	5,025	—	1.00%	1.00%
—	Eufores S.A.	U.S. Dollars	Santander	—	27,133	—	—	—	—	—	27,133	—	1.00%	1.00%
—	Stora Enso Uruguay S.A.	U.S. Dollars	Banco República Oriental del Uruguay	—	554	—	—	—	—	—	554	—	1.54%	Libor 6M +1.3%
—	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Votorantim	—	255	243	—	—	—	—	255	243	5.00%	5.00%
—	Arauco Forest Brasil S.A.	Brazilian Real	Banco Votorantim	—	226	215	—	—	—	—	226	215	5.00%	5.00%
—	Arauco Forest Brasil S.A.	Brazilian Real	Banco Bndes Subcrédito A	36	106	100	—	—	—	—	142	100	7.46%	TJLP +2.91%
—	Arauco Forest Brasil S.A.	Brazilian Real	Banco Bndes Subcrédito B	22	64	60	—	—	—	—	86	60	8.46%	TJLP +3.91%
—	Arauco Forest Brasil S.A.	U.S. Dollars	Banco Bndes Subcrédito C	40	116	124	—	—	—	—	156	124	5.80%	Cesta +2.91%
—	Arauco Forest Brasil S.A.	U.S. Dollars	Banco Bndes Subcrédito D	25	72	67	—	—	—	—	97	67	9.66%	TJLP +5.11%
—	Arauco North America, Inc.	U.S. Dollars	Banco del Estado de Chile - NY Branch	—	35,657	35,077	34,496	212,036	—	—	35,657	281,610	1.91%	Libor 6M +1.65%

			Total	32,912	192,705	156,428	328,896	268,287	55,658	216,997	225,615	1,026,266

December 31, 2020				Maturity							Total		Effective rate	Nominal rate
				Up to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Current	Non Current
Tax ID	Name	Currency	Bonds	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	—	25,426	24,644	23,863	23,081	22,299	81,380	25,426	175,266	4.25%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	—	10,170	9,858	9,545	9,232	8,920	32,552	10,170	70,107	4.25%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-P	—	8,098	26,500	25,764	25,027	24,291	149,427	8,098	251,009	4.00%	4.00%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-Q	—	10,375	—	—	—	—	—	10,375	—	3.00%	3.00%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-R	—	7,295	7,295	7,295	7,295	7,295	273,750	7,295	302,930	3.60%	3.60%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-S	—	4,878	4,878	4,878	4,878	4,878	209,325	4,878	228,837	2.40%	2.40%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-W	—	2,563	2,563	2,563	2,563	2,563	130,356	2,563	140,608	2.10%	2.10%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-X	—	6,032	6,032	6,032	6,032	6,032	333,461	6,032	357,589	2.70%	2.70%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2022	2,996	2,996	129,164	—	—	—	—	5,992	129,164	4.75%	4.75%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2024	11,250	11,250	22,500	22,500	522,500	—	—	22,500	567,500	4.50%	4.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2027	—	19,375	19,375	19,375	19,375	19,375	538,750	19,375	616,250	3.88%	3.88%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2047	—	22,000	22,000	22,000	22,000	22,000	884,000	22,000	972,000	5.50%	5.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2029	—	21,250	21,250	21,250	21,250	21,250	574,375	21,250	659,375	4.25%	4.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2049	—	27,500	27,500	27,500	27,500	27,500	1,146,250	27,500	1,256,250	5.50%	5.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2030	10,500	10,500	21,000	21,000	21,000	21,000	594,500	21,000	678,500	4.20%	4.20%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2050	12,875	12,875	25,750	25,750	25,750	25,750	1,130,875	25,750	1,233,875	5.15%	5.15%
—	Prime-Line, Inc.	U.S. Dollars	Bond ADFA 2014	128	384	512	512	512	512	1,493	512	3,541	4.84%	4.84%
—	Prime-Line, Inc.	U.S. Dollars	Bond ADFA 2013	38	113	149	112	—	—	—	151	261	4.00%	4.00%

			Total	37,787	203,080	370,970	239,939	737,995	213,665	6,080,494	240,867	7,643,062

December 31, 2020				Maturity							Total
				Up to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Current	Non Current
Tax ID	Name	Currency	Underlying asset class	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
85.805.200-9	Forestal Arauco S.A.	U.F.	Motor vehicles	527	1,563	1,578	1,057	569	431	271	2,090	3,906
85.805.200-9	Forestal Arauco S.A.	U.F.	Plants and equipments	1,511	2,005	1,410	41	—	—	—	3,516	1,451
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Plants and equipments	384	259	153	76	—	—	—	643	229
85.805.200-9	Forestal Arauco S.A.	U.F.	Other properties, plant and equipment	1,518	3,812	4,459	46	—	—	—	5,330	4,505
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Other properties, plant and equipment	72	217	120	—	—	—	—	289	120
—	Arauco Argentina S.A.	U.S. Dollars	Buildings and constructions	116	334	34	—	—	—	—	450	34
—	Arauco Argentina S.A.	U.S. Dollars	IT equipment	13	39	35	—	—	—	—	52	35
—	Arauco Argentina S.A.	U.S. Dollars	Other properties, plant and equipment	—	—	—	—	—	—	—	—	—
—	Arauco Argentina S.A.	U.S. Dollars	Plants and equipments	347	1,040	1,386	1,002	668	—	—	1,387	3,056
—	Arauco Argentina S.A.	U.S. Dollars	Motor vehicles	744	2,316	1,804	1,589	750	—	—	3,060	4,143
—	Novo Oeste Gestao de Ativos Florestais S.A.	Brazilian Real	Lands	—	—	—	—	—	—	—	—	—
—	Arauco Industria de Paineis S.A.	Brazilian Real	Other properties, plant and equipment	3	10	8	—	—	—	—	13	8
—	Arauco Industria de Paineis S.A.	Brazilian Real	IT equipment	14	42	38	1	—	—	—	56	39
—	Arauco Industria de Paineis S.A.	Brazilian Real	Motor vehicles	118	355	177	—	—	—	—	473	177
—	Arauco Forest Brasil S.A.	Brazilian Real	IT equipment	7	17	16	2	—	—	—	24	18
—	Arauco Forest Brasil S.A.	Brazilian Real	Lands	676	2,027	2,476	2,702	2,702	2,702	4,728	2,703	15,310
—	Arauco Florestal Arapoti S.A.	Brazilian Real	IT equipment	5	8	5	—	—	—	—	13	5
—	Arauco do Brasil S.A.	Brazilian Real	Buildings and constructions	75	226	301	301	75	—	—	301	677
—	Arauco do Brasil S.A.	U.S. Dollars	IT equipment	—	—	—	—	—	—	—	—	—
—	Arauco do Brasil S.A.	Brazilian Real	IT equipment	34	64	49	3	—	—	—	98	52
—	Arauco do Brasil S.A.	Brazilian Real	Motor vehicles	84	252	408	—	—	—	—	336	408
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Buildings and constructions	428	1,283	1,597	1,170	—	—	—	1,711	2,767
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Motor vehicles	197	527	603	312	141	88	27	724	1,171
93.458.000-1	Celulosa Arauco y Constitucion S.A.	Chilean pesos	Buildings and constructions	18	55	74	18	—	—	—	73	92
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.S. Dollars	Plants and equipments	1,612	—	—	—	—	—	—	1,612	—
93.458.000-1	Celulosa Arauco y Constitucion S.A.	Chilean pesos	Motor vehicles	5,055	15,165	20,220	7,005	—	—	—	20,220	27,225
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.S. Dollars	Motor vehicles	45	136	30	—	—	—	—	181	30
—	Arauco North America, Inc.	U.S. Dollars	Lands	—	—	—	—	—	—	—	—	—
—	Arauco North America, Inc.	U.S. Dollars	Buildings and constructions	267	822	1,156	1,285	1,426	1,581	3,275	1,089	8,723
—	Arauco North America, Inc.	U.S. Dollars	Motor vehicles	38	118	247	138	123	—	—	156	508
—	Arauco North America, Inc.	U.S. Dollars	Other properties, plant and equipment	—	—	—	—	—	—	—	—	—
—	Arauco Canada Limited	Canadian dollars	Other properties, plant and equipment	—	—	—	—	—	—	—	—	—
—	Arauco Canada Limited	Canadian dollars	Buildings and constructions	25	78	9	—	—	—	—	103	9
—	Arauco Canada Limited	Canadian dollars	Motor vehicles	13	41	57	91	34	—	—	54	182
—	Celulosa y Energía Punta Pereira S.A.	U.S. Dollars	Plants and equipments	139	418	383	384	384	384	7,094	557	8,629
—	Celulosa y Energía Punta Pereira S.A.	U.S. Dollars	Buildings and constructions	—	—	—	—	—	—	—	—	—
—	Eufores S.A.	U.S. Dollars	Lands	975	2,980	5,744	5,549	5,245	4,819	32,721	3,955	54,078
—	Eufores S.A.	U.S. Dollars	Other properties, plant and equipment	—	—	—	—	—	—	—	—	—
—	Eufores S.A.	U.S. Dollars	Plants and equipments	306	917	1,222	1,222	1,222	1,222	2,445	1,223	7,333
—	Eufores S.A.	U.S. Dollars	Buildings and constructions	70	210	117	117	49	—	—	280	283
96.510.970-6	Maderas Arauco S.A.	Chilean pesos	Motor vehicles	3,906	10,298	12,736	5,840	—	—	—	14,204	18,576
96.510.970-6	Maderas Arauco S.A.	U.F.	Motor vehicles	125	322	345	105	28	6	2	447	486
96.510.970-6	Maderas Arauco S.A.	U.F.	Lands	—	—	—	—	—	—	—	—	—
—	Arauco Colombia S.A.	U.S. Dollars	Buildings and constructions	10	—	—	—	—	—	—	10	—
—	Arauco Colombia S.A.	U.S. Dollars	Fixed facilities and accesories	137	411	—	—	—	—	—	548	—
—	Arauco Europe Cooperatief U.A.	Euros	Motor vehicles	8	12	11	10	—	—	—	20	21
—	Arauco Europe Cooperatief U.A.	Euros	Buildings and constructions	17	52	77	79	81	7	—	69	244
—	Araucomex S.A. de C.V.	Mexican pesos	Buildings and constructions	26	80	112	98	—	—	—	106	210
—	Araucomex S.A. de C.V.	U.S. Dollars	Buildings and constructions	358	970	2,251	1,859	1,815	—	—	1,328	5,925
—	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Plants and equipments	261	—	—	—	—	—	—	261	—
—	Arauco Industria de México, S.A. de C.V.	U.S. Dollars	Plants and equipments	94	288	131	—	—	—	—	382	131
—	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Buildings and constructions	—	—	—	—	—	—	—	—	—
—	Arauco Industria de México, S.A. de C.V.	Mexican pesos	Lands	—	—	—	—	—	—	—	—	—
—	Arauco Industria de México, S.A. de C.V.	U.S. Dollars	Lands	—	—	—	—	—	—	—	—	—
—	Araucomex Servicios S.A. de C.V.	Mexican pesos	Motor vehicles	20	59	17	—	—	—	—	79	17
96.637.330-K	Servicios Logisticos Arauco S.A.	U.F.	Motor vehicles	24	62	70	16	—	—	—	86	86
79.990.550-7	Investigaciones Forestales Bioforest S.A.	U.F.	Motor vehicles	21	40	38	21	5	—	—	61	64

			Total	20,443	49,930	61,704	32,139	15,317	11,240	50,563	70,373	170,963

Disclosure of financial guarantees granted [Text block]
Direct and indirect guarantees granted by Arauco:

DIRECT
Subsidiary	Guarantee	Assets Pledged	Currency	ThU.S.$	Guarantor
Celulosa Arauco y Constitución S.A.	Guarantee letter	—	Chilean Pesos	488	Directorate General of Maritime Territory and Merchant Marine
Celulosa Arauco y Constitución S.A.	Guarantee letter	—	Chilean Pesos	209	Directorate General of Maritime Territory and Merchant Marine
Celulosa Arauco y Constitución S.A.	Guarantee letter	—	Chilean Pesos	373	Railways
Celulosa Arauco y Constitución S.A.	Guarantee letter	—	Chilean Pesos	2,287	Ministry of Public Works (MOP)
Celulosa Arauco y Constitución S.A.	Guarantee letter	—	Chilean Pesos	230	Illustrious municipality of Arauco
Celulosa Arauco y Constitución S.A.	Guarantee letter	—	Chilean Pesos	15,377	Sociedad Concesionaria Autopista Costa Arauco S.A.
Arauco Forest Brasil S.A.	Mortgage Industrial Plant of Jaguariaíva of Arauco do Brasil	Property plant and equipment	Brazilian Real	27,473	BNDES
Arauco Forest Brasil S.A.	Endorsement of Arauco do Brasil	—	Brazilian Real	382	Bank Votorantim S.A.
Arauco Florestal Arapoti S.A.	Endorsement of Arauco do Brasil	—	Brazilian Real	431	Bank Votorantim S.A.

		Total		47,250

INDIRECT
Subsidiary	Guarantee	Assets Pledged	Currency	ThU.S.$	Guarantor
Celulosa Arauco y Constitución S.A.	Suretyship not supportive and cumulative	—	U.S. Dollar	92,105	Joint Ventures (Uruguay)
Celulosa Arauco y Constitución S.A.	Full Guarantee	—	U.S. Dollar	270,000	Arauco North America, Inc.
Celulosa Arauco y Constitución S.A.	Guarantee letter	—	Brazilian Real	206	Arauco Forest Brasil

		Total		362,311

Disclosure of financial instruments by type of interest rate [text block]

	December 2021 ThU.S.$	Total
Fixed rate	5,262,448	94.3%
Bonds issued	4,426,033
Bank borrowings and others (*)	673,111
Lease liabilities	163,304
Variable rate	318,845	5.7%
Bonds issued	—
Bank borrowings	318,845
Total	5,581,293	100.0%

	December 2020 ThU.S.$	Total
Fixed rate	5,631,837	90.9%
Bonds issued	4,707,944
Bank borrowings and others (*)	712,138
Lease liabilities	211,755
Variable rate	562,122	9.1%
Bonds issued	—
Bank borrowings	562,122
Total	6,193,959	100.0%

(*)	Includes variable rate bank borrowings changed by fixed rate swaps.

Chile
Statement [Line Items]
Disclosure of detailed information about outstanding interest rate swap contracts [Text Block]
Interest rate swap to fix the rate associated to loans with a variable rate.

Institution	Amount US$	Starting date	Ending date	December 2021 Fair Value ThU.S.$	December 2020 Fair Value ThU.S.$
Goldman Sachs - N.A.	100,000,000	03-27-2020	03-29-2021	—	(750)
MUFG - N.A.	100,000,000	03-27-2020	03-29-2021	—	(737)

				—	(1,487)

Uruguay
Statement [Line Items]
Disclosure of detailed information about outstanding forward contracts [Text Block]
As of December 31, 2021 and as of December 31, 2020, Arauco through its subsidiaries as a joint operation (50%) in Uruguay maintains the following forward contracts in force and effect for the purposes of ensuring an exchange rate for sale of dollars:

Exchange rate	Institution	December 2021 Notional ThU.S.$	December 2021 Fair Value ThU.S.$	December 2020 Notional ThU.S.$	December 2020 Fair Value ThU.S.$
UYUUSD	Santander-Uruguay	1,765	19	12,160	947
UYUUSD	Santander-Uruguay	—	—	4,395	(179)
UYUUSD	HSBC-Uruguay	6,510	106	8,055	366
UYUUSD	Itaú-Uruguay	9,892	(91)	—	—
UYUUSD	Itaú-Uruguay	—	258	—	—
EURUSD	HSBC-Uruguay	—	—	595	41

			292		1,175

United States
Statement [Line Items]
Disclosure of detailed information about outstanding interest rate swap contracts [Text Block]	The instrument was settled on September 2020 and the valuation off this instrument as of December 31, 2021 and as of December 31, 2020 is shown below:

Institution	Amount ThU.S.$	Starting date	Ending date	December 2021 Fair Value ThU.S.$	December 2020 Fair Value ThU.S.$
JP Morgan - N.A.	100,000,000	04-28-2020	10-28-2023	845	(474)
Goldman Sachs N.A.	100,000,000	04-28-2020	10-28-2023	1,043	(486)
JP Morgan - N.A.	100,000,000	04-28-2020	10-28-2023	852	(463)

				2,740	(1,423)

Argentina
Statement [Line Items]
Disclosure of detailed information about outstanding forward contracts [Text Block]
As of December 31, 2021, Arauco through its subsidiarie in Argentina maintains the following forward contracts in force and effect for the purposes of ensuring an exchange rate of dollars:

Exchange rate	Institution	Amount ThU.S.$	Starting date	Ending date	December 2021 Fair Value ThU.S.$

ARSUSD	Santander - Argentina	3,800	12-10-2021	01-31-2022	(65)
ARSUSD	BBVA - Argentina	3,800	12-10-2021	02-25-2022	(68)

					(133)